MONY SERIES FUND, INC.
Equity Growth Portfolio
Portfolio of Investments (Unaudited)
June 30, 2002

Domestic Common Stocks — 76.79%	Number of Shares or Principal Amount	Value

Aerospace — 3.06%
Northrop Grumman Corporation	200	$25,000
Raytheon Company	500	20,375

		45,375

Automotive — 2.33%
Cummins Inc.	400	13,240
General Motors Corporation	400	21,380

		34,620

Banking — 2.09%
Bank of America Corporation	200	14,072
J. P. Morgan Chase & Company	500	16,960

		31,032

Biotechnology — 0.85%
Amgen Inc. (a)	300	12,564

Business Services — 0.88%
Automatic Data Processing Inc.	300	13,065

Cable — 0.96%
Comcast Corporation (Class A) (a)	600	14,304

Chemicals — 2.95%
Dow Chemical Company	500	17,190
Du Pont (E. I.) de Nemours & Company	600	26,640

		43,830

Computer Hardware — 3.29%
Cisco Systems Inc. (a)	900	12,555
Dell Computer Corporation (a)	400	10,456
EMC Corporation (a)	700	5,285
Hewlett-Packard Company	400	6,112
International Business Machines Corporation	200	14,400

		48,808

Computer Services — 0.24%
Sun Microsystems Inc. (a)	700	3,507

Computer Software — 3.22%
Microsoft Corporation (a)	700	38,290
Oracle Corporation (a)	1,000	9,470

		47,760

Crude & Petroleum — 3.12%
ChevronTexaco Corporation	200	17,700
Exxon Mobil Corporation	700	28,644

		46,344

Electrical Equipment — 3.14%
Emerson Electric Company	600	32,106
General Electric Company	500	14,525

		46,631

Energy — 0.16%
Williams Companies Inc.	400	2,396

Finance — 1.48%
Goldman Sachs Group Inc.	300	22,005

Food, Beverages & Tobacco — 2.38%
Coca-Cola Company	200	11,200
PepsiCo Inc.	500	24,100

		35,300

	Number of Shares or Principal Amount	Value

Machinery — 3.26%
Caterpillar Inc.	500	$24,475
Deere & Company	500	23,950

		48,425

Manufacturing — 1.84%
Ingersoll-Rand Company Ltd.	600	27,396

Medical Instruments — 0.10%
Zimmer Holdings Inc. (a)	40	1,426

Metals & Mining — 1.31%
Alcoa Inc.	400	13,260
El Paso Corporation	300	6,183

		19,443

Misc. Financial Services — 3.95%
Citigroup Inc.	500	19,375
Fannie Mae	300	22,125
Morgan Stanley Dean Witter & Company	400	17,232

		58,732

Multi-Line Insurance — 1.84%
American International Group Inc.	400	27,292

Oil Services — 5.94%
Baker Hughes Inc.	300	9,987
BJ Services Company (a)	200	6,776
Diamond Offshore Drilling Inc.	300	8,550
Ensco International Inc.	300	8,178
GlobalSantaFe Corporation	400	10,940
Kerr-McGee Corporation	200	10,710
Nabors Industries Ltd. (a)	100	3,530
Phillips Petroleum Company	200	11,776
Schlumberger Ltd.	100	4,650
Tidewater Inc.	400	13,168

		88,265

Paper & Forest Products — 2.92%
Georgia-Pacific Group	700	17,206
International Paper Company	600	26,148

		43,354

Paper Products — 1.58%
MeadWestvaco Corporation	700	23,492

Pharmaceuticals — 9.80%
Baxter International Inc.	400	17,780
Bristol-Myers Squibb Company	300	7,710
Eli Lilly & Company	200	11,280
Gilead Sciences Inc.	600	19,728
Johnson & Johnson	500	26,130
MedImmune Inc. (a)	400	10,560
Merck & Company Inc.	200	10,128
Pfizer Inc.	700	24,500
Pharmacia Corporation	200	7,490
Wyeth	200	10,240

		145,546

Raw Materials — 1.72%
Weyerhaeuser Company	400	25,540

Retail — 4.49%
Home Depot Inc.	400	14,692
Target Corporation	500	19,050
Wal-Mart Stores Inc.	600	33,006

		66,748

MONY SERIES FUND, INC.
Equity Growth Portfolio — (Continued)
Portfolio of Investments (Unaudited)
June 30, 2002

	Number of Shares or Principal Amount	Value

Semiconductors — 3.96%
Analog Devices Inc. (a)	400	$11,880
Applied Materials Inc. (a)	800	15,216
Intel Corporation	900	16,443
Novellus Systems Inc.	100	3,400
Texas Instruments Inc.	500	11,850

		58,789

Telecommunications — 3.44%
BellSouth Corporation	500	15,750
SBC Communications Inc.	500	15,250
Verizon Communications Inc.	500	20,075

		51,075

Wireless Communications — 0.49%
Motorola Inc.	500	7,210

Total Domestic Common Stocks
(Identified cost $1,289,647)		1,140,274

	Number of Shares or Principal Amount	Value

Foreign Stocks — 1.26%

Crude & Petroleum — 0.68%
BP Amoco (ADR)	200	$10,098

Oil Services — 0.58%
Weatherford Bermuda (a)	200	8,640

Total Foreign Stocks
(Identified cost $19,720)		18,738

Total Investments
(Identified cost $1,309,367)		$1,159,012

Other Assets Less Liabilities — 21.95%		326,038

Net Assets — 100%		$1,485,050

(a)  Non-income producing security.
(ADR)  American Depository Receipt.

See notes to financial statements.

MONY SERIES FUND, INC.
Equity Income Portfolio
Portfolio of Investments (Unaudited)
June 30, 2002

Domestic Common Stocks — 91.63%	Number of Shares or Principal Amount	Value

Aerospace — 6.16%
Honeywell International Inc.	4,000	$140,920
Northrop Grumman Corporation	2,000	250,000
Raytheon Company	4,000	163,000
United Technologies Corporation	2,500	169,750

		723,670

Automotive — 6.95%
Cummins Inc.	3,000	99,300
Ford Motor Company	6,000	96,000
General Motors Corporation	3,000	160,350
Johnson Controls Inc.	2,500	204,025
TRW Inc.	4,500	256,410

		816,085

Banking — 3.15%
Bank of America Corporation	1,800	126,648
J. P. Morgan Chase & Company	3,500	118,720
Wells Fargo & Company	2,500	125,150

		370,518

Chemicals — 2.46%
Dow Chemical Company	3,500	120,330
Du Pont (E. I.) de Nemours & Company	3,800	168,720

		289,050

Computer Hardware — 0.39%
Hewlett-Packard Company	3,000	45,840

Conglomerates — 1.60%
Textron Inc.	4,000	187,600

Construction — 0.83%
Fluor Corporation	2,500	97,375

Consumer Non-Durables — 1.33%
Avon Products Inc.	3,000	156,720

Consumer Products — 3.50%
Gillette Company	2,500	84,675
Kimberly-Clark Corporation	1,000	62,000
Procter & Gamble Company	1,500	133,950
Whirlpool Corporation	2,000	130,720

		411,345

Crude & Petroleum — 3.54%
Burlington Resources Inc.	2,000	76,000
ChevronTexaco Corporation	1,300	115,050
Exxon Mobil Corporation	5,500	225,060

		416,110

Electrical Equipment — 3.53%
Dominion Resources Inc.	2,300	152,260
Emerson Electric Company	3,000	160,530
General Electric Company	3,500	101,675

		414,465

Energy — 1.77%
Duke Energy Corporation	2,000	62,200
Entergy Corporation	3,000	127,320
Williams Companies Inc.	3,000	17,970

		207,490

Food, Beverages & Tobacco — 3.49%
Anheuser-Busch Companies, Inc.	2,500	125,000
Coca-Cola Company	2,500	140,000
PepsiCo Inc.	3,000	144,600

		409,600

	Number of Shares or Principal Amount	Value

Insurance — 0.83%
St. Paul Companies Inc.	2,500	$97,300

Machinery — 4.82%
Caterpillar Inc.	4,000	195,800
Deere & Company	4,000	191,600
Pitney Bowes Inc.	4,500	178,740

		566,140

Manufacturing — 5.52%
3M Company	2,000	246,000
Eaton Corporation	2,700	196,425
Ingersoll-Rand Company Ltd.	4,500	205,470

		647,895

Metals & Mining — 2.73%
Alcoa Inc.	4,500	149,175
El Paso Energy Corporation	2,000	41,220
Nucor Corporation	2,000	130,080

		320,475

Misc. Financial Services — 3.68%
Citigroup Inc.	4,000	155,000
Fannie Mae	2,000	147,500
Morgan Stanley Dean Witter & Company	3,000	129,240

		431,740

Multi-Line Insurance — 2.14%
Lincoln National Corporation	3,000	126,000
Marsh & McLennan Companies Inc.	1,300	125,580

		251,580

Oil Services — 5.67%
Baker Hughes Inc.	2,000	66,580
Diamond Offshore Drilling Inc.	2,500	71,250
Kerr-McGee Corporation	1,500	80,325
KeySpan Corporation	4,000	150,600
Murphy Oil Corporation	800	66,000
Phillips Petroleum Company	1,300	76,544
Schlumberger Ltd.	1,200	55,800
Tidewater Inc.	3,000	98,760

		665,859

Paper & Forest Products — 2.72%
Georgia-Pacific Group	5,000	122,900
International Paper Company	4,500	196,110

		319,010

Paper Products — 1.43%
MeadWestvaco Corporation	5,000	167,800

Pharmaceuticals — 8.12%
Abbott Laboratories	2,500	94,125
Baxter International Inc.	3,000	133,350
Bristol-Myers Squibb Company	3,000	77,100
Eli Lilly & Company	1,300	73,320
Johnson & Johnson	3,000	156,780
Merck & Company Inc.	2,000	101,280
Pfizer Inc.	5,000	175,000
Pharmacia Corporation	1,500	56,175
Wyeth	1,700	87,040

		954,170

Printing & Publishing — 1.53%
McGraw-Hill Companies Inc.	3,000	179,100

MONY SERIES FUND, INC.
Equity Income Portfolio — (Continued)
Portfolio of Investments (Unaudited)
June 30, 2002

	Number of Shares or Principal Amount	Value

Property-Casualty Insurance — 1.99%
Allstate Corporation	2,500	$92,450
Chubb Corporation	2,000	141,600

		234,050

Raw Materials — 1.63%
Weyerhaeuser Company	3,000	191,550

Real Estate — 0.98%
Equity Residential Properties Trust	4,000	115,000

Retail — 1.95%
J. C. Penney Company, Inc.	3,000	66,060
Sears Roebuck & Company	3,000	162,900

		228,960

Telecommunications — 3.48%
BellSouth Corporation	4,000	126,000
SBC Communications Inc.	4,000	122,000
Verizon Communications Inc.	4,000	160,600

		408,600

Transportation — 3.71%
Canadian National Railway Company	3,000	155,400
CSX Corporation	3,500	122,675
Union Pacific Corporation	2,500	158,200

		436,275

Total Domestic Common Stocks
(Identified cost $10,168,353)		10,761,372

	Number of Shares or Principal Amount	Value

Foreign Stocks — 0.86%

Crude & Petroleum — 0.86%
BP Amoco (ADR)	2,000	$100,980

Total Foreign Stocks
(Identified cost $103,550)		100,980

Total Investments
(Identified cost $10,271,903)		$10,862,352

Other Assets Less Liabilities — 7.51%		881,442

Net Assets — 100%		$11,743,794

(ADR)  American Depository Receipt.

See notes to financial statements.

MONY SERIES FUND, INC.
Intermediate Term Bond Portfolio
Portfolio of Investments (Unaudited)
June 30, 2002

Financial Institutions — 12.12%	Number of Shares or Principal Amount	Value

BankBoston Corporation 6.625% due 02/01/04	$1,000,000	$1,042,449
Bear Stearns Company Inc. 7.25% due 10/15/06	1,000,000	1,078,543
Chase Manhattan Capital Corporation 2.538% due 08/01/02	1,000,000	908,821
Citigroup Inc. 6.00% due 02/21/12	1,000,000	1,005,869
Countrywide Funding Corporation 5.50% due 02/01/07	1,000,000	1,017,832
Ford Motor Credit Company 6.875% due 02/01/06	1,000,000	1,023,870
General Motors Acceptance Corporation 7.125% due 05/01/03	1,000,000	1,029,514
General Motors Acceptance Corporation 5.25% due 05/16/05	1,000,000	1,007,630
Household Finance Corporation 5.75% due 01/30/07	1,000,000	990,121
Provident Bank 6.375% due 01/15/04	1,000,000	1,034,244

Total Financial Institutions
(Identified cost $9,975,343)		10,138,893

Industrial — 19.76%

Abbott Labs 5.625% due 07/01/06	1,000,000	1,037,196
AOL Time Warner Inc. 5.625% due 05/01/05	1,000,000	981,843
Conoco Inc. 5.90% due 04/15/04	1,000,000	1,041,922
CSX Corporation 7.25% due 05/01/04	1,000,000	1,063,264
Delphi Automotive Systems Corporation 6.125% due 05/01/04	1,000,000	1,036,192
First Data Corporation 6.75% due 07/15/05	1,000,000	1,079,373
Illinois Central Railroad Company 6.75% due 05/15/03	1,000,000	1,035,929
Kraft Foods Inc. 4.62.5% due 11/01/06	1,000,000	997,227
Philip Morris Companies Inc. 7.50% due 04/01/04	1,000,000	1,066,325
Phillips Petroleum Company 8.75% due 05/25/10	1,000,000	1,189,171
Potash Corporation Saskatchewan Inc. 7.125% due 06/15/07	1,000,000	1,080,089
Reed Elsevier Capital Inc. 6.125% due 08/01/06	1,000,000	1,045,125
Target Corporation 5.375% due 06/15/09	1,000,000	1,000,937
Tyco International Group 6.375% due 06/15/05	1,000,000	819,980
USA Waste Services Inc. 7.00% due 10/01/04	1,000,000	1,037,744
Weyerhaeuser Company 5.50% due 03/15/05	1,000,000	1,027,397

Total Industrial
(Identified cost $15,974,714)		16,539,714

Utilities — 4.90%	Number of Shares or Principal Amount	Value

Arizona Public Service Company 5.875% due 02/15/04	$1,000,000	$1,032,503
Cingular Wireless Llc 5.625% due 12/15/06	1,000,000	961,586
Commonwealth Edison Company 7.00% due 07/01/05	1,000,000	1,078,851
National Rural Utilities Cooperative Finance 6.00% due 05/15/06	1,000,000	1,028,278

Total Utilities
(Identified cost $3,986,866)		4,101,218

Yankee Bonds — 5.00%

European Investment Bank 4.00% due 08/30/05	1,000,000	1,017,450
International Bank for Reconstruction & Development 5.625% due 03/17/03	1,000,000	1,025,008
Italy Republic 5.625% due 06/15/12	1,000,000	1,022,133
Province of British Columbia
7.25% due 09/01/36	1,000,000	1,121,804

Total Yankee Bonds
(Identified cost $3,990,117)		4,186,395

Asset-Backed Securities — 4.98%

Chemical Master Credit Card Trust
5.98% due 09/15/08	1,000,000	1,060,762
Comed Transitional Funding Trust
5.74% due 12/25/10	1,000,000	1,042,558
Peco Energy Transition Trust
6.13% due 03/01/09	1,000,000	1,060,405
Student Loan Marketing Association
2.352% due 10/25/10	1,000,000	1,001,901

Total Asset-Backed Securities
(Identified cost $3,998,498)		4,165,626

Mortgage-Backed Securities — 2.48%

Freddie Mac
6.50% due 02/15/21	2,000,000	2,074,288

Total Mortgage-Backed Securites
(Identified cost $1,976,146)		2,074,288

U. S. Government Agency Obligations — 21.47%

Fannie Mae — 8.53%
3.50% due 09/15/04	2,000,000	2,014,314
5.50% due 02/15/06	1,000,000	1,050,747
5.25% due 08/14/06	1,000,000	1,028,545
4.45% due 11/08/06	1,000,000	1,007,136
4.00% due 11/17/06	1,000,000	988,811
6.00% due 05/15/11	1,000,000	1,049,829

		7,139,382

MONY SERIES FUND, INC.
Intermediate Term Bond Portfolio — (Continued)
Portfolio of Investments (Unaudited)
June 30, 2002

	Number of Shares or Principal Amount	Value

Federal Home Loan Banks — 4.89%
4.625% due 08/13/04	$2,000,000	$ 2,059,520
3.75% due 04/15/04	1,000,000	1,011,425
4.125% due 01/14/05	1,000,000	1,017,112

		4,088,057

Freddie Mac — 8.05%
7.00% due 02/15/03	1,000,000	1,030,631
4.50% due 08/15/04	1,000,000	1,029,451
5.25% due 01/15/06	1,000,000	1,043,483
5.50% due 07/15/06	1,500,000	1,574,753
6.00% due 06/15/11	1,000,000	1,048,675
5.50% due 09/15/11	1,000,000	1,012,148

		6,739,141

Total U.S. Government Agency Obligations
(Identified cost $17,612,861)		17,966,580

U. S. Treasury Obligations — 26.22%

U. S. Treasury Bonds — 0.81%
8.75% due 08/15/20	500,000	679,108

U. S. Treasury Notes — 25.41%
5.75% due 04/30/03	500,000	516,074
5.75% due 08/15/03	2,000,000	2,080,314
7.50% due 02/15/05	1,000,000	1,107,344
6.875% due 05/15/06	1,500,000	1,665,765
6.50% due 10/15/06	6,500,000	7,157,657
4.375% due 05/15/07	1,000,000	1,014,063
6.50% due 02/15/10	6,000,000	6,709,158
5.00% due 02/15/11	1,000,000	1,017,239

		21,267,614

Total U. S. Treasury Obligations
(Identified cost $20,968,365)		21,946,722

	Number of Shares or Principal Amount	Value

Commercial Paper — 1.67%

Daimlerchrysler Holding Corporation
1.98% due 07/12/02	$900,000	$ 899,456
John Deere Credit Inc.
2.04% due 07/09/02	500,000	499,773

Total Commercial Paper
(Identified cost $1,399,229)		1,399,229

Repurchase Agreement — 0.23%

State Street Bank & Trust Repurchase Agreement, 1.45% due 07/01/02 Maturity Value $191,023 Collateral: U.S. Treasury Bond $150,000, 8.125% due 08/15/19, Value $201,220	191,000	191,000

Total Repurchase Agreement
(Identified cost $191,000)		191,000

Total Investments
(Identified cost $80,073,139)		$82,709,665

Other Assets Less Liabilities — 1.17%		979,365

Net Assets — 100%		$83,689,030

See notes to financial statements.

MONY SERIES FUND, INC.
Long Term Bond Portfolio
Portfolio of Investments (Unaudited)
June 30, 2002

U. S. Treasury Obligations — 41.95%	Number of Shares or Principal Amount	Value

U. S. Treasury Bonds — 38.95%
8.125% due 08/15/19	$ 5,500,000	$ 7,046,650
7.875% due 02/15/21	11,500,000	14,481,156
P/O 6.00% due 11/15/21	14,000,000	4,437,342
6.75% due 08/15/26	5,000,000	5,692,970
6.625% due 02/15/27	15,000,000	16,846,860
3.625% due 04/15/28	1,000,000	1,080,313
6.25% due 05/15/30	3,000,000	3,250,665

		52,835,956

U. S. Treasury Notes — 3.00%
5.00% due 02/15/11	4,000,000	4,068,956

Total U. S. Treasury Obligations
(Identified cost $56,725,379)		56,904,912

Financial Institutions — 7.00%

Aetna Inc. 7.625% due 08/15/26	1,000,000	1,087,605
BB&T Corporation 6.50% due 08/01/11	1,000,000	1,047,915
Household Finance Corporation 6.375% due 10/15/11	1,000,000	958,259
Household Finance Corporation 7.625% due 05/17/32	1,000,000	988,423
Interamerican Development Bank 6.80% due 10/15/25	1,000,000	1,095,429
MBIA Inc. 7.15% due 07/15/27	1,000,000	1,015,780
Swiss Bank Corporation 7.75% due 09/01/26	2,000,000	2,265,922
Wachovia Corporation 6.15% due 03/15/09	1,000,000	1,033,794

Total Financial Institutions
(Identified cost $8,976,523)		9,493,127

Industrial — 21.87%

Alberta Energy Ltd. 8.125% due 09/15/30	1,000,000	1,167,952
Albertsons Inc. 8.00% due 05/01/31	1,000,000	1,110,305
Alcoa Inc. 6.00% due 01/15/12	1,000,000	1,028,098
Anheuser Busch Companies Inc. 6.00% due 11/01/41	1,000,000	936,545
Associates Corporation North America 6.95% due 11/01/18	1,000,000	1,036,688
Boeing Company 8.625% due 11/15/31	1,000,000	1,241,887
Burlington Northern Santa Fe Corporation 6.75% due 03/15/29	1,000,000	983,472
Columbia/HCA Healthcare Corporation 7.69% due 06/15/25	1,000,000	998,332
Conagra Inc. 8.25% due 09/15/30	1,000,000	1,174,331
Eastman Chemical Company 7.00% due 04/15/12	1,000,000	1,050,001

	Number of Shares or Principal Amount	Value

Exelon Corporation 6.75% due 05/01/11	$1,000,000	$ 1,046,181

Federal Express Corporation Pass Through 7.50% due 01/15/18	1,811,821	1,962,565
Ford Motor Company 6.375% due 02/01/29	2,000,000	1,633,840
Fort James Corporation 7.75% due 11/15/23	1,000,000	846,946
Kraft Foods Inc. 6.25% due 06/01/12	1,000,000	1,028,750
Lockheed Martin Corporation 7.65% due 05/01/16	1,000,000	1,139,733
Phillips Petroleum Company 8.75% due 05/25/10	1,000,000	1,189,171
Progress Energy Inc. 7.10% due 03/01/11	1,000,000	1,058,471
Target Corporation 5.875% due 03/01/12	2,000,000	2,022,614
Tenet Healthcare Corporation 6.875% due 11/15/31	1,000,000	984,395
Texaco Capital Inc. 9.75% due 03/15/20	1,000,000	1,349,662
Tyco International Group 7.00% due 06/15/28	2,000,000	1,422,580
United Parcel Service America Inc. 8.375% due 04/01/20	1,000,000	1,207,637
USA Waste Services Inc. 7.00% due 10/01/04	1,000,000	1,037,744
Valero Energy Corporation 7.50% due 04/15/32	1,000,000	1,006,382

Total Industrial
(Identified cost $29,212,281)		29,664,282

Utilities — 7.43%

AOL Time Warner Inc. 7.70% due 05/01/32	1,000,000	889,484
Arizona Public Service Company 6.375% due 10/15/11	1,000,000	1,020,222
Bellsouth Capital Funding Corporation 7.875% due 02/15/30	1,000,000	1,123,519
Cingular Wireless Llc 7.125% due 12/15/31	1,000,000	866,900
General Electric Capital Corporation 6.875% due 11/15/10	1,000,000	1,073,044
GTE North Inc. 7.625% due 05/15/26	1,000,000	990,908
National Rural Utilities Cooperative Finance 5.70% due 01/15/10	2,000,000	1,954,158
Southern Natural Gas Company 7.35% due 02/15/31	1,000,000	914,762
Viacom Inc. 7.875% due 07/30/30	1,000,000	1,089,137
Worldcom Inc. 6.95% due 08/15/28 (n)	1,000,000	155,000

Total Utilities
(Identified cost $11,071,829)		10,077,134

MONY SERIES FUND, INC.
Long Term Bond Portfolio — (Continued)
Portfolio of Investments (Unaudited)
June 30, 2002

	Number of Shares or Principal Amount	Value

Yankee Bonds — 3.18%

Hydro Quebec 8.50% due 12/01/29	$1,000,000	$1,261,952
Italy Republic 5.625% due 06/15/12	1,000,000	1,022,133
Legrand 8.50% due 02/15/25	1,000,000	908,320
Province of British Columbia 7.25% due 09/01/36	1,000,000	1,121,804

Total Yankee Bonds
(Identified cost $4,037,706)		4,314,209

Asset-Backed Securities — 0.82%

MBNA Master Credit Card Trust II 7.00% due 02/15/12	1,000,000	1,110,798

Total Asset-Backed Securities
(Identified cost $1,061,149)		1,110,798

U. S. Government Agency Obligations — 7.45%

Fannie Mae — 3.50%
6.25% due 02/01/11	2,000,000	2,105,814
6.625% due 11/15/30	2,500,000	2,648,167

		4,753,981

Federal Agencies — 0.77%
Tennessee Valley Authority 6.00% due 03/15/13	1,000,000	1,041,172

Freddie Mac — 3.18%
6.875% due 09/15/10	2,000,000	2,225,848
6.375% due 08/01/11	2,000,000	2,086,894

		4,312,742

Total U. S. Government Agency Obligations
(Identified cost $9,717,897)		10,107,895

	Number of Shares or Principal Amount	Value

Commercial Paper — 8.62%

Daimlerchrysler Holding Corporation 1.98% due 07/12/02	$500,000	$499,698
Daimlerchrysler Holding Corporation 1.95% due 07/29/02	1,200,000	1,198,180
Delphi Auto Systems 2.00% due 07/02/02	4,500,000	4,499,750
General Motors Acceptance Corporation 2.05% due 07/31/02	1,000,000	998,292
Sears Roebuck Acceptance Corporation 2.01% due 07/31/02	4,500,000	4,492,462

Total Commercial Paper
(Identified cost $11,688,382)		11,688,382

Repurchase Agreement — 0.30%

State Street Bank & Trust Repurchase Agreement, 1.45% due 07/01/02 Maturity Value $402,049 Collateral: U.S. Treasury Bond $315,000, 8.125% due 08/15/19, Value $422,563	402,000	402,000

Total Repurchase Agreement
(Identified cost $402,000)		402,000

Total Investments
(Identified cost $132,893,146)		$133,762,739

Other Assets Less Liabilities — 1.38%		1,877,591

Net Assets — 100%		$135,640,330

P/O  Principal-only stripped security. The rate shown is the current effective yield.
(n)  Declared bankruptcy since June 30, 2002. Portfolio has since ceased accrual of interest.

See notes to financial statements.

MONY SERIES FUND, INC.
Diversified Portfolio
Portfolio of Investments (Unaudited)
June 30, 2002

Domestic Common Stocks — 55.86%	Number of Shares or Principal Amount	Value

Aerospace — 1.85%
Northrop Grumman Corporation	100	$12,500
Raytheon Company	400	16,300

		28,800

Automotive — 1.67%
Cummins Inc.	300	9,930
General Motors Corporation	300	16,035

		25,965

Banking — 0.87%
J. P. Morgan Chase & Company	400	13,568

Biotechnology — 0.81%
Amgen Inc. (a)	300	12,564

Business Services — 0.56%
Automatic Data Processing Inc.	200	8,710

Cable — 0.61%
Comcast Corporation (Class A) (a)	400	9,536

Chemicals — 2.31%
Dow Chemical Company	400	13,752
Du Pont (E. I.) de Nemours & Company	500	22,200

		35,952

Computer Hardware — 2.23%
Cisco Systems Inc. (a)	700	9,765
Dell Computer Corporation (a)	300	7,842
EMC Corporation (a)	500	3,775
Hewlett-Packard Company	400	6,112
International Business Machines Corporation	100	7,200

		34,694

Computer Services — 0.19%
Sun Microsystems Inc. (a)	600	3,006

Computer Software — 2.24%
Microsoft Corporation (a)	500	27,350
Oracle Corporation (a)	800	7,576

		34,926

Crude & Petroleum — 2.14%
Chevron Texaco Corporation	100	8,850
Exxon Mobil Corporation	600	24,552

		33,402

Electrical Equipment — 2.46%
Emerson Electric Company	500	26,755
General Electric Company	400	11,620

		38,375

Energy — 0.11%
Williams Companies Inc.	300	1,797

Food, Beverages & Tobacco — 1.96%
Coca-Cola Company	200	11,200
PepsiCo Inc.	400	19,280

		30,480

Machinery — 2.49%
Caterpillar Inc.	400	19,580
Deere & Company	400	19,160

		38,740

	Number of Shares or Principal Amount	Value

Manufacturing — 1.17%
Ingersoll-Rand Company Ltd.	400	$18,264

Medical Instruments — 0.07%
Zimmer Holdings Inc. (a)	30	1,070

Metals & Mining — 0.90%
Alcoa Inc.	300	9,945
El Paso Corporation	200	4,122

		14,067

Misc. Financial Services — 3.46%
Citigroup Inc.	300	11,625
Fannie Mae	200	14,750
Goldman Sachs Group Inc.	200	14,670
Morgan Stanley Dean Witter & Company	300	12,924

		53,969

Multi-Line Insurance — 1.31%
American International Group Inc.	300	20,469

Oil Services — 5.06%
Baker Hughes Inc.	200	6,658
BJ Services Company (a)	200	6,776
Diamond Offshore Drilling Inc.	200	5,700
Ensco International Inc.	300	8,178
GlobalSantaFe Corporation	300	8,205
Kerr-McGee Corporation	200	10,710
Nabors Industries Ltd. (a)	100	3,530
Phillips Petroleum Company	100	5,888
Schlumberger Ltd.	100	4,650
Tidewater Inc.	300	9,876
Weatherford Bermuda (a)	200	8,640

		78,811

Paper & Forest Products — 3.64%
Georgia-Pacific Group	600	14,748
International Paper Company	500	21,790
MeadWestvaco Corporation	600	20,136

		56,674

Pharmaceuticals — 7.50%
Baxter International Inc.	300	13,335
Bristol-Myers Squibb Company	300	7,710
Eli Lilly & Company	100	5,640
Gilead Sciences Inc. (a)	600	19,728
Johnson & Johnson	400	20,904
MedImmune Inc. (a)	300	7,920
Merck & Company Inc.	200	10,128
Pfizer Inc.	500	17,500
Pharmacia Corporation	100	3,745
Wyeth	200	10,240

		116,850

Raw Materials — 1.23%
Weyerhaeuser Company	300	19,155

Retail — 3.45%
Home Depot Inc.	300	11,019
Target Corporation	400	15,240
Wal-Mart Stores Inc.	500	27,505

		53,764

MONY SERIES FUND, INC.
Diversified Portfolio — (Continued)
Portfolio of Investments (Unaudited)
June 30, 2002

	Number of Shares or Principal Amount	Value

Semiconductors — 2.95%
Analog Devices Inc. (a)	300	$8,910
Applied Materials Inc. (a)	600	11,412
Intel Corporation	700	12,789
Novellus Systems Inc. (a)	100	3,400
Texas Instruments Inc.	400	9,480

		45,991

Telecommunications — 2.62%
BellSouth Corporation	400	12,600
SBC Communications Inc.	400	12,200
Verizon Communications Inc.	400	16,060

		40,860

Total Domestic Common Stocks
(Identified cost $983,800)		870,459

	Number of Shares or Principal Amount	Value

Foreign Stocks — 0.65%

Crude & Petroleum — 0.65%
BP Amoco (ADR)	200	$10,098

Total Foreign Stocks
(Identified cost $10,614)		10,098

Total Investments		$880,557
(Identified cost $994,414)

Other Assets Less Liabilities — 43.49%		677,621

Net Assets — 100%		$1,558,178

(a)  Non-income producing security.
(ADR)  American Depository Receipt.

See notes to financial statements.

MONY SERIES FUND, INC.
Government Securities Portfolio
Portfolio of Investments (Unaudited)
June 30, 2002

U.S. Government Agency Obligations — 77.51%	Number of Shares or Principal Amount	Value

Fannie Mae — 15.11%
5.75% due 04/15/03	$2,000,000	$ 2,056,698
5.00% due 01/20/07	1,000,000	1,023,412
6.25% due 07/19/11	1,000,000	1,032,088
6.00% due 01/18/12	2,000,000	2,020,962
Discount Note 1.82% due 07/03/02	790,000	789,920
1.70% due 07/02/02	3,600,000	3,599,830
1.72% due 07/17/02	1,500,000	1,498,853
1.84% due 07/31/02	3,300,000	3,294,940
REMIC 6.50% due 10/25/03	615,044	636,698

		15,953,401

Federal Agencies — 22.45%
Attransco Inc. Guaranteed 6.12% due 04/01/08	1,293,294	1,350,225
Federal Farm Credit Banks Consolidated Systems, 4.375% due 04/15/05	5,000,000	5,119,895
Overseas Private Investor Corporation (v), 5.14% due 08/15/07	2,044,742	2,054,799
Overseas Private Investor Corporation, 7.05% due 11/15/13	2,464,286	2,648,553
Private Export Funding Corporation, 7.01% due 04/30/04	2,000,000	2,138,558
Private Export Funding Corporation, 5.25% due 05/15/05	2,500,000	2,611,280
Private Export Funding Corporation, 7.65% due 05/15/06	1,000,000	1,126,915
Small Business Administration Participation Certificate, 5.886% due 09/10/11	1,000,000	1,005,985
Tennessee Valley Authority 6.375% due 06/15/05	500,000	537,680
Tennessee Valley Authority 5.375% due 11/13/08	2,000,000	2,058,962
Tennessee Valley Authority 6.00% due 03/15/13	1,000,000	1,041,172
U.S. Department of Housing & Urban Development, 6.23% due 08/01/02	2,000,000	2,007,114

		23,701,138

Federal Home Loan Banks — 1.93%
5.50% due 01/21/03	2,000,000	2,038,714

	Number of Shares or Principal Amount	Value

Freddie Mac — 32.37%
5.625% due 03/20/06	$ 3,000,000	$ 3,073,068
6.625% due 09/15/09	1,000,000	1,098,445
6.875% due 09/15/10	1,000,000	1,112,924
6.375% due 08/01/11	1,000,000	1,043,447
6.50% due 11/15/21	1,500,000	1,555,481
6.50% due 03/15/26	1,000,000	1,035,875
Discount Note 1.71% due 07/02/02	9,547,000	9,546,547
1.71% due 07/16/02	14,276,000	14,265,828
1.88% due 08/15/02	533,000	531,747
1.74% due 08/20/02	900,000	897,825

		34,161,187

Ginnie Mae — 5.65%
7.50% due 05/15/24	160,018	170,152
7.50% due 10/15/24	65,858	70,029
7.00% due 09/20/28	803,246	833,542
6.00% due 12/15/31	4,886,353	4,892,142

		5,965,865

Total U. S. Government Agency Obligations
(Identified cost $80,312,200)		81,820,305

U. S. Treasury Obligations — 21.47%

U. S. Treasury Bonds — 1.01%
6.125% due 08/15/29	1,000,000	1,062,372

U. S. Treasury Notes — 20.46%
5.50% due 01/31/03	3,000,000	3,064,812
6.50% due 10/15/06	11,000,000	12,112,958
5.75% due 08/15/10	6,000,000	6,420,006

		21,597,776

Total U. S. Treasury Obligations
(Identified cost $22,135,146)		22,660,148

Repurchase Agreement — 0.49%

State Street Bank & Trust Repurchase Agreement, 1.45% due 07/01/02 Maturity Value $518,063 Collateral: U.S. Treasury Bond $405,000, 8.125% due 08/15/19, Value $543,295	518,000	518,000

Total Repurchase Agreement
(Identified cost $518,000)		518,000

Total Investments
(Identified cost $102,965,346)		$104,998,453

Other Assets Less Liabilities — 0.53%		562,540

Net Assets — 100%		$105,560,993

(v)  Variable interest rate security; interest rate is as of June 30, 2002.

See notes to financial statements.

MONY SERIES FUND, INC.
Money Market Portfolio
Portfolio of Investments (Unaudited)
June 30, 2002

Commercial Paper — 61.05%	Number of Shares or Principal Amount	Value

Bank of Ireland
1.86% due 12/17/02	$14,000,000	$13,877,757
Bankamerica Corporation
1.83% due 08/16/02	2,477,000	2,471,208
Barclays US Funding
1.81% due 08/13/02	11,683,000	11,657,742
Baxter International Inc.
1.80% due 07/17/02	2,394,000	2,392,085
Daimlerchrysler Holding Corporation,
1.95% due 07/29/02	3,000,000	2,995,450
Delphi Auto Systems
2.00% due 07/02/02	3,000,000	2,999,833
Dow Chemical Company
1.92% due 07/15/02	6,300,000	6,295,296
Duke Capital Corporation
1.87% due 07/22/02	9,000,000	8,990,183
Executive Jet Inc.
1.77% due 07/08/02	13,320,000	13,315,416
FPL Group Capital Inc.
2.00% due 07/12/02	2,402,000	2,400,532
General Motors Acceptance Corporation,
1.97% due 07/17/02	1,359,000	1,357,810
Golden Funding Corporation
1.86% due 09/13/02	2,530,000	2,520,327
Household International Inc.
1.85% due 08/05/02	8,449,000	8,433,804
Houston Industrial Finance L.P.
2.65% due 07/02/02	2,750,000	2,749,798
Lockhart Funding LLC
1.96% due 08/29/02	14,000,000	13,955,029
National Rural Utilities Cooperative Finance,
1.79% due 07/17/02	7,450,000	7,444,073
Omnicom Finance
2.15% due 07/01/02	5,259,000	5,259,000
Progress Energy
2.15% due 07/16/02	2,500,000	2,497,760
SBC International Inc.
1.78% due 07/10/02	2,759,000	2,757,772
SBC International Inc.
1.79% due 08/30/02	6,064,000	6,045,909
Sears Roebuck Acceptance Corporation,
2.01% due 07/31/02	2,750,000	2,745,394
Starfish Global Funding
1.78% due 07/11/02	9,322,000	9,317,391
Starfish Global Funding
1.80% due 07/23/02	2,584,000	2,581,157
Stellar Funding Group
1.80% due 08/21/02	4,087,000	4,076,578
Thunder Bay Funding Inc.
1.80% due 07/15/02	10,843,000	10,835,410
Trident Capital Finance
1.80% due 07/09/02	11,059,000	11,054,576
United Healthcare Corporation
1.83% due 09/20/02	10,000,000	9,958,825

	Number of Shares or Principal Amount	Value

Verizon Network Fund
1.80% due 07/09/02	$10,000,000	$9,996,000
Windmill Funding Corporation
1.77% due 07/16/02	14,000,000	13,989,675

Total Commercial Paper
(Identified cost $194,971,790)		194,971,790

Variable Rate Securities — 17.06%

American Express Credit Corporation,
1.84% due 07/26/02 (v)	5,000,000	5,000,000
Capital One Funding Corporation
1.94% due 04/01/11 (v)	2,653,000	2,653,000
Capital One Funding Corporation
1.94% due 03/01/17 (v)	886,000	886,000
Goldman Sachs Group
2.16% due 07/15/02 (v)	5,000,000	5,000,000
International Lease Finance Corporation,
2.115% due 02/11/03 (v)	10,000,000	10,000,000
Lehman Brothers Holdings Inc.
2.78% due 07/15/02 (v)	14,000,000	14,004,360
National Rural Utilities Cooperative,
2.023% due 12/02/02 (v)	3,450,000	3,447,402
Syndicated Loan Funding Trust
2.00% due 12/09/02 (v) (144A)	6,000,000	6,000,100
Wyeth
1.889% due 07/22/02 (v)	7,500,000	7,500,000

Total Variable Rate Securities
(Identified cost $54,490,862)		54,490,862

Short Term Corporate Notes — 16.15%

Central Fidelity Banks Inc.
8.15% due 11/15/02	4,000,000	4,077,926
Dow Capital
7.375% due 07/15/02	1,500,000	1,501,814
First National Bank Boston Massachusetts,
8.375% due 12/15/02	6,000,000	6,159,308
Goldman Sachs Group
3.15% due 05/02/03	7,600,000	7,600,000
Household Finance Corporation
6.125% due 07/15/02	3,100,000	3,103,417
Matsushita Electric Industrial Ltd,
7.25% due 08/01/02	14,190,000	14,249,472
Rockwell International Corporation,
6.75% due 09/15/02	4,525,000	4,561,717
SBC Communications Inc.
4.295% due 06/05/03	4,100,000	4,157,652
Summit Bancorp
8.625% due 12/10/02	6,000,000	6,159,938

Total Short Term Corporate Notes
(Identified cost $51,571,244)		51,571,244

MONY SERIES FUND, INC.
Money Market Portfolio — (Continued)
Portfolio of Investments (Unaudited)
June 30, 2002

	Number of Shares or Principal Amount	Value

Certificates of Deposit — 0.94%

United States Trust Company New York, NY,
2.75% due 06/03/03	$3,000,000	$2,996,178

Total Certificates of Deposit
(Identified cost $2,996,178)		2,996,178

U. S. Government Obligations — 4.86%

Federal Home Loan Bank
2.00% due 02/14/03	7,000,000	7,000,000
Freddie Mac
2.25% due 02/14/03	8,500,000	8,500,000

Total U. S. Government Obligations
(Identified cost $15,500,000)		15,500,000

Total Investments
(Identified cost $319,530,074)		$319,530,074

Other Assets Less Liabilities — (0.06)%		(175,646)

Net Assets — 100%		$319,354,428

(v)  Variable interest rate security; interest rate is as of June 30, 2002.
(144A)  The security may only be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

See notes to financial statements.

MONY SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2002 (Unaudited)

	Equity Growth Portfolio	Equity Income Portfolio	Intermediate Term Bond Portfolio	Long Term Bond Portfolio	Diversified Portfolio	Government Securities Portfolio	Money Market Portfolio

ASSETS:

Investments at value	$1,159,012	$10,862,352	$82,709,665	$133,762,739	$880,557	$104,998,453	$319,530,074

Cash	334,570	887,595	246	605	686,337	849	1,500

Receivable for fund shares sold	—	—	946	4,111	—	11,250	312,391

Dividends and interest receivable	775	12,983	1,200,490	2,270,833	630	978,624	1,123,884

Due from investment advisor	318	—	—	—	211	—	6,921

Other assets	—	97	1,375	2,301	—	1,813	11,408

Total assets	1,494,675	11,763,027	83,912,722	136,040,589	1,567,735	105,990,989	320,986,178

LIABILITIES:

Payable for fund shares redeemed	3,720	4,115	153,650	285,657	3,727	343,753	1,404,696

Investment advisory fees payable	625	4,915	34,173	56,023	659	42,520	103,040

Administration fees payable	37	295	2,050	3,361	40	2,551	7,728

Accrued expenses and other liabilities	5,243	9,908	33,819	55,218	5,131	41,172	116,286

Total liabilities	9,625	19,233	223,692	400,259	9,557	429,996	1,631,750

Net Assets	$1,485,050	$11,743,794	$83,689,030	$135,640,330	$1,558,178	$105,560,993	$319,354,428

NET ASSETS:

Paid-in capital	$1,681,586	$10,920,581	$80,494,924	$133,721,154	$1,695,676	$101,985,267	$319,354,428

Undistributed (accumulated) net investment income (loss)	1,125	85,603	1,857,081	3,401,245	10,480	1,755,847	—

Undistributed (accumulated) net realized gain (loss) on investments	(47,306)	147,161	(1,299,501)	(2,351,662)	(34,121)	(213,228)	—

Unrealized appreciation (depreciation) on investments	(150,355)	590,449	2,636,526	869,593	(113,857)	2,033,107	—

Net Assets	$1,485,050	$11,743,794	$83,689,030	$135,640,330	$1,558,178	$105,560,993	$319,354,428

Fund shares outstanding	105,563	834,558	7,496,846	10,362,126	176,910	9,274,904	319,354,428

Net asset value per share	$14.07	$14.07	$11.16	$13.09	$8.81	$11.38	$1.00

Investments at cost	$1,309,367	$10,271,903	$80,073,139	$132,893,146	$994,414	$102,965,346	$319,530,074

See notes to financial statements.

MONY SERIES FUND, INC.

STATEMENTS OF OPERATIONS

June 30, 2002 (Unaudited)

	Equity Growth Portfolio	Equity Income Portfolio	Intermediate Term Bond Portfolio		Long Term Bond Portfolio		Diversified Portfolio	Government Securities Portfolio	Money Market Portfolio

INVESTMENT INCOME:

Interest	$694	$6,794	$2,104,739	(1)	$3,815,901	(1)	$13,133 (1)	$2,061,946	$3,108,833

Dividends	9,716 (1)	125,469 (1)	—		—		7,364	—	—

Total investment income	10,410	132,263	2,104,739		3,815,901		20,497	2,061,946	3,108,833

EXPENSES:

Investment advisory fees	4,037	31,521	196,334		332,070		4,353	237,075	614,618

Transfer agent fees	30	225	1,219		2,199		32	1,397	5,245

Custodian and fund accounting fees	6,569	8,596	12,121		20,244		6,343	14,894	35,752

Reports and notices to shareholders	266	2,051	11,105		19,589		284	16,592	46,047

Administration fees	242	1,891	11,780		19,924		261	14,224	46,096

Directors’ fees and expenses	76	581	3,499		9,921		81	4,231	13,659

Audit and legal fees	75	651	5,452		6,130		81	9,198	17,321

Miscellaneous	151	834	6,141		4,556		163	3,792	16,786

Total expenses	11,446	46,350	247,651		414,633		11,598	301,403	795,524

Less: Expense reimbursement	(2,161)	—	—		—		(1,584)	—	(27,252)

Total expenses, net of reimbursement	9,285	46,350	247,651		414,633		10,014	301,403	768,272

Net investment income (loss)	1,125	85,913	1,857,088		3,401,268		10,483	1,760,543	2,340,561

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS — NET:

Net realized gain (loss) on investments	(35,653)	189,741	(154)		(172,173)		(24,551)	(156)	—

Net change in unrealized gain (loss) on investments	(171,419)	(740,420)	667,698		424,533		(141,683)	771,422	—

Net realized and unrealized gain (loss) on investments	(207,072)	(550,679)	667,544		252,360		(166,234)	771,266	—

Net increase (decrease) in net assets resulting from operations	$(205,947)	$(464,766)	$2,524,632		$3,653,628		$(155,751)	$2,531,809	$2,340,561

See notes to financial statements

(1)	Net of foreign taxes withheld of $33 for Equity Growth, $249 for Equity Income, $4,028 for Intermediate Term Bond, $4,028 for Long Term Bond and $29 for Diversified.

MONY SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2002 (Unaudited)

	Equity Growth Portfolio		Equity Income Portfolio		Intermediate Term Bond Portfolio
	(Unaudited)		(Unaudited)		(Unaudited)
	Six Months Ended June 30, 2002	Year Ended December 31, 2001	Six Months Ended June 30, 2002	Year Ended December 31, 2001	Six Months Ended June 30, 2002	Year Ended December 31, 2001

From Operations:

Net investment income (loss)	$1,125	$9,491	$85,913	$224,564	$1,857,088	$3,153,766

Net realized gain (loss) on investments	(35,653)	(10,110)	189,741	1,126,632	(154)	(896,348)

Net change in unrealized gain (loss) on investments	(171,419)	(447,461)	(740,420)	(3,116,583)	667,698	2,556,809

Increase (decrease) in net assets resulting from operations	(205,947)	(448,080)	(464,766)	(1,765,387)	2,524,632	4,814,227

Distributions to Shareholders From:

Net investment income	(9,491)	—	(222,570)	(258,088)	(3,153,768)	(3,046,236)

Net realized gains on investments	—	(890,881)	(1,175,074)	(1,501,749)	—	—

Total distributions to shareholders	(9,491)	(890,881)	(1,397,644)	(1,759,837)	(3,153,768)	(3,046,236)

From Capital Share Transactions:

Shares sold	54,125	60,739	91,952	323,925	19,061,087	37,791,456

Reinvestment of distributions	9,491	890,881	1,397,644	1,759,837	3,153,768	3,046,236

Shares redeemed	(54,464)	(520,526)	(854,537)	(2,580,001)	(11,265,107)	(22,048,799)

Total increase (decrease) in net assets resulting from capital share transactions	9,152	431,094	635,059	(496,239)	10,949,748	18,788,893

Total increase (decrease) in net assets	(206,286)	(907,867)	(1,227,351)	(4,021,463)	10,320,612	20,556,884

Net Assets:

Beginning of period	1,691,336	2,599,203	12,971,145	16,992,608	73,368,418	52,811,534

End of period	$1,485,050	$1,691,336	$11,743,794	$12,971,145	$83,689,030	$73,368,418

Capital Share Activity:

Shares sold	3,428	3,189	5,771	18,194	1,711,831	3,412,352

Shares issued in reinvestment of distributions	589	49,549	90,815	102,555	292,829	284,429

Shares redeemed	(3,487)	(21,717)	(55,072)	(145,352)	(1,017,742)	(2,001,969)

Net increase (decrease)	530	31,021	41,514	(24,603)	986,918	1,694,812

See notes to financial statements.

Long Term Bond Portfolio		Diversified Portfolio		Government Securities Portfolio		Money Market Portfolio
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Six Months Ended June 30, 2002	Year Ended December 31, 2001	Six Months Ended June 30, 2002	Year Ended December 31, 2001	Six Months Ended June 30, 2002	Year Ended December 31, 2001	Six Months Ended June 30, 2002	Year Ended December 31, 2001

$3,401,268	$6,330,769	$10,483	$33,967	$1,760,543	$3,002,434	$2,340,561	$10,873,044

(172,173)	414,033	(24,551)	193,348	(156)	25,885	—	—

424,533	279,730	(141,683)	(620,230)	771,422	975,616	—	—

3,653,628	7,024,532	(155,751)	(392,915)	2,531,809	4,003,935	2,340,561	10,873,044

(6,330,781)	(5,900,053)	(33,968)	(23,342)	(3,007,128)	(2,758,482)	(2,340,561)	(10,873,044)

—	—	(202,918)	(542,544)	—	—	—	—

(6,330,781)	(5,900,053)	(236,886)	(565,886)	(3,007,128)	(2,758,482)	(2,340,561)	(10,873,044)

15,435,631	48,967,217	50,770	87,658	28,603,924	50,276,581	142,722,020	356,489,138

6,330,781	5,900,053	236,886	565,886	3,007,128	2,758,482	2,340,561	10,873,044

(15,165,702)	(27,007,501)	(162,569)	(740,187)	(11,926,115)	(21,338,477)	(140,644,804)	(320,724,576)

6,600,710	27,859,769	125,087	(86,643)	19,684,937	31,696,586	4,417,777	46,637,606

3,923,557	28,984,248	(267,550)	(1,045,444)	19,209,618	32,942,039	4,417,777	46,637,606

131,716,773	102,732,525	1,825,728	2,871,172	86,351,375	53,409,336	314,936,651	268,299,045

$135,640,330	$131,716,773	$1,558,178	$1,825,728	$105,560,993	$86,351,375	$319,354,428	$314,936,651

1,172,628	3,699,716	4,829	7,005	2,524,192	4,441,157	142,722,020	356,489,138

505,653	452,111	24,346	47,474	271,892	250,771	2,340,561	10,873,044

(1,162,751)	(2,044,179)	(16,905)	(50,098)	(1,054,780)	(1,890,081)	(140,644,804)	(320,724,576)

515,530	2,107,648	12,270	4,381	1,741,304	2,801,847	4,417,777	46,637,606

See notes to financial statements.

MONY SERIES FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period is as follows:

	Equity Growth Portfolio
			Years Ended December 31,
	(Unaudited) Six Months Ended June 30, 2002		2001	2000		1999		1998	1997

Net asset value, beginning of period	$16.10		$35.12	$48.65		$38.20		$36.08	$30.37

Income from investment operations:

Net investment income (loss)	0.01	(a)	0.09 (a)	(0.04	)(a)	(0.20	)(a)	1.50	0.11

Net realized and unrealized gain (loss) on investments	(1.95)		(5.44)	(3.03)		14.05		6.88	8.42

Total from investment operations	(1.94)		(5.35)	(3.07)		13.85		8.38	8.53

Less dividends and distributions:

Dividends from net investment income	(0.09)		—	—		—		(1.62)	(0.96)

Distributions from net capital gains	—		(13.67)	(10.46)		(3.40)		(4.64)	(1.86)

Total distributions	(0.09)		(13.67)	(10.46)		(3.40)		(6.26)	(2.82)

Net asset value, end of period	$14.07		$16.10	$35.12		$48.65		$38.20	$36.08

Total return	(12.12	)%(d)	(19.29)%	(8.46)%		37.98%		25.46%	30.68%

Net assets, end of period (000)	$1,485		$1,691	$2,599		$3,362		$3,109	$2,799

Ratio of expenses (excluding expense reimbursements\reductions) to average net assets	1.42	%(c)	1.32%	1.40%		1.49%		1.93%	1.33%

Ratio of expenses to average net assets	1.15	%(c)	1.15%	1.37%		1.46%		1.82%	1.23%

Ratio of net investment income (loss) (excluding expense reimbursements\reductions) to average net assets	(0.13	)%(c)	0.31%	(0.12)%		(0.53)%		(0.58)%	0.24%

Ratio of net investment income (loss) to average net assets	0.14	%(c)	0.48%	(0.10)%		(0.49)%		(0.48)%	0.34%

Portfolio turnover	19%		54%	41%		31%		38%	46%

	Equity Income Portfolio
			Years Ended December 31,
	(Unaudited) Six Months Ended June 30, 2002		2001	2000	1999	1998	1997

Net asset value, beginning of period	$16.36		$20.78	$23.42	$25.95	$27.10	$23.44

Income from investment operations:

Net investment income (loss)	0.10	(a)	0.27 (a)	0.32 (a)	0.38 (a)	0.78	0.61

Net realized and unrealized gain (loss) on investments	(0.59)		(2.44)	0.68	1.90	2.62	5.96

Total from investment operations	(0.49)		(2.17)	1.00	2.28	3.40	6.57

Less dividends and distributions:

Dividends from net investment income	(0.29)		(0.33)	(0.39)	(0.51)	(0.88)	(1.00)

Distributions from net capital gains	(1.51)		(1.92)	(3.25)	(4.30)	(3.67)	(1.91)

Total distributions	(1.80)		(2.25)	(3.64)	(4.81)	(4.55)	(2.91)

Net asset value, end of period	$14.07		$16.36	$20.78	$23.42	$25.95	$27.10

Total return	(3.94	)%(d)	(10.97)%	6.07%	8.04%	12.63%	31.26%

Net assets, end of period (000)	$11,744		$12,971	$16,993	$18,460	$19,801	$20,721

Ratio of expenses (excluding expense reimbursements\reductions) to average net assets	0.74	%(c)	0.71%	0.73%	0.70%	0.76%	0.59%

Ratio of expenses to average net assets	0.74	%(c)	0.71%	0.72%	0.70%	0.75%	0.58%

Ratio of net investment income (loss) (excluding expense reimbursements\reductions) to average net assets	1.36	%(c)	1.56%	1.58%	1.56%	1.86%	2.20%

Ratio of net investment income (loss) to average net assets	1.36	%(c)	1.56%	1.58%	1.57%	1.88%	2.20%

Portfolio turnover	20%		36%	31%	27%	28%	29%

See notes to financial statements.

MONY SERIES FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period is as follows:

	Intermediate Term Bond Portfolio
			Years Ended December 31,
	(Unaudited) Six Months Ended June 30, 2002		2001	2000	1999	1998	1997

Net asset value, beginning of period	$11.27		$10.97	$10.82	$11.33	$11.12	$10.96

Income from investment operations:

Net investment income (loss)	0.26	(a)	0.56 (a)	0.62 (a)	0.61 (a)	0.51	0.63

Net realized and unrealized gain (loss) on investments	0.08		0.34	0.19	(0.59)	0.28	0.16

Total from investment operations	0.34		0.90	0.81	0.02	0.79	0.79

Less dividends and distributions:

Dividends from net investment income	(0.45)		(0.60)	(0.66)	(0.53)	(0.58)	(0.63)

Distributions from net capital gains	—		—	—	—	—	—

Total distributions	(0.45)		(0.60)	(0.66)	(0.53)	(0.58)	(0.63)

Net asset value, end of period	$11.16		$11.27	$10.97	$10.82	$11.33	$11.12

Total return	3.15	%(d)	8.51%	7.94%	0.23%	7.44%	7.70%

Net assets, end of period (000)	$83,689		$73,368	$52,812	$55,595	$59,531	$44,217

Ratio of expenses (excluding expense reimbursements\reductions) to average net assets	0.63	%(c)	0.62%	0.61%	0.57%	0.62%	0.51%

Ratio of expenses to average net assets	0.63	%(c)	0.62%	0.61%	0.57%	0.61%	0.51%

Ratio of net investment income (loss) (excluding expense reimbursements\reductions) to average net assets	4.73	%(c)	5.09%	5.86%	5.50%	5.60%	5.97%

Ratio of net investment income (loss) to average net assets	4.73	%(c)	5.09%	5.86%	5.50%	5.61%	5.98%

Portfolio turnover	2%		19%	30%	40%	18%	79%
	Long-Term Bond Portfolio
			Years Ended December 31,
	(Unaudited) Six Months Ended June 30, 2002		2001	2000	1999	1998	1997

Net asset value, beginning of period	$13.38		$13.27	$12.32	$14.17	$13.64	$12.84

Income from investment operations:

Net investment income (loss)	0.33	(a)	0.70 (a)	0.74 (a)	0.74 (a)	0.56	0.76

Net realized and unrealized gain (loss) on investments	0.01		0.12	1.08	(1.80)	0.75	0.83

Total from investment operations	0.34		0.82	1.82	(1.06)	1.31	1.59

Less dividends and distributions:

Dividends from net investment income	(0.63)		(0.71)	(0.87)	(0.53)	(0.72)	(0.79)

Distributions from net capital gains	—		—	—	(0.26)	(0.06)	—

Total distributions	(0.63)		(0.71)	(0.87)	(0.79)	(0.78)	(0.79)

Net asset value, end of period	$13.09		$13.38	$13.27	$12.32	$14.17	$13.64

Total return	2.76	%(d)	6.28%	15.61%	(7.60)%	10.08%	13.44%

Net assets, end of period (000)	$135,640		$131,717	$102,733	$105,317	$122,957	$75,353

Ratio of expenses (excluding expense reimbursements\ reductions) to average net assets	0.62	%(c)	0.62%	0.60%	0.55%	0.58%	0.49%

Ratio of expenses to average net assets	0.62	%(c)	0.62%	0.59%	0.55%	0.57%	0.49%

Ratio of net investment income (loss) (excluding expense reimbursements\reductions) to average net assets	5.12	%(c)	5.25%	6.02%	5.68%	5.50%	6.33%

Ratio of net investment income (loss) to average net assets	5.12	%(c)	5.25%	6.02%	5.68%	5.50%	6.33%

Portfolio turnover	11%		39%	19%	43%	41%	37%

See notes to financial statements.

MONY SERIES FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period is as follows:

	Diversified Portfolio
			Years Ended December 31,
	(Unaudited) Six Months Ended June 30, 2002		2001	2000	1999	1998	1997

Net asset value, beginning of period	$11.09		$17.92	$22.93	$19.91	$20.61	$17.99

Income from investment operations:

Net investment income (loss)	0.06	(a)	0.20 (a)	0.14 (a)	0.08 (a)	1.41	0.34

Net realized and unrealized gain (loss) on investments	(0.89)		(2.66)	(1.33)	5.60	2.85	3.80

Total from investment operations	(0.83)		(2.46)	(1.19)	5.68	4.26	4.14

Less dividends and distributions:

Dividends from net investment income	(0.21)		(0.20)	(0.09)	(0.08)	(1.65)	(0.39)

Distributions from net capital gains	(1.24)		(4.17)	(3.73)	(2.58)	(3.31)	(1.13)

Total distributions	(1.45)		(4.37)	(3.82)	(2.66)	(4.96)	(1.52)

Net asset value, end of period	$8.81		$11.09	$17.92	$22.93	$19.91	$20.61

Total return	(8.70	)%(d)	(15.40)%	(6.55)%	30.53%	23.69%	24.97%

Net assets, end of period (000)	$1,558		$1,826	$2,871	$3,568	$3,280	$3,229

Ratio of expenses (excluding expense reimbursements\reductions) to average net assets	1.33	%(c)	1.26%	1.27%	1.50%	1.83%	1.10%

Ratio of expenses to average net assets	1.15	%(c)	1.15%	1.25%	1.46%	1.75%	1.03%

Ratio of net investment income (loss) (excluding expense reimbursements\reductions) to average net assets	1.02	%(c)	1.50%	0.66%	0.36%	0.32%	1.36%

Ratio of net investment income (loss) to average net assets	1.20	%(c)	1.61%	0.68%	0.40%	0.40%	1.43%

Portfolio turnover	13%		47%	27%	27%	34%	33%
	Government Securities Portfolio
			Years Ended December 31,
	(Unaudited) Six Months Ended June 30, 2002		2001	2000	1999	1998	1997

Net asset value, beginning of period	$11.46		$11.29	$10.91	$11.17	$10.89	$10.58

Income from investment operations:

Net investment income (loss)	0.21	(a)	0.51 (a)	0.58 (a)	0.56 (a)	0.33	0.45

Net realized and unrealized gain (loss) on investments	0.08		0.21	0.42	(0.49)	0.39	0.28

Total from investment operations	0.29		0.72	1.00	0.07	0.72	0.73

Less dividends and distributions:

Dividends from net investment income	(0.37)		(0.55)	(0.62)	(0.33)	(0.44)	(0.42)

Distributions from net capital gains	—		—	0.00 (b)	0.00 (b)	—	—

Total distributions	(0.37)		(0.55)	(0.62)	(0.33)	(0.44)	(0.42)

Net asset value, end of period	$11.38		$11.46	$11.29	$10.91	$11.17	$10.89

Total return	2.60	%(d)	6.58%	9.70%	0.66%	6.85%	7.18%

Net assets, end of period (000)	$105,561		$86,351	$53,409	$57,337	$54,615	$25,066

Ratio of expenses (excluding expense reimbursements\reductions) to average net assets	0.64	%(c)	0.62%	0.61%	0.58%	0.64%	0.56%

Ratio of expenses to average net assets	0.64	%(c)	0.62%	0.61%	0.57%	0.62%	0.54%

Ratio of net investment income (loss) (excluding expense reimbursements\ reductions) to average net assets	3.72	%(c)	4.49%	5.41%	5.08%	5.09%	5.50%

Ratio of net investment income (loss) to average net assets	3.72	%(c)	4.49%	5.41%	5.09%	5.10%	5.52%

Portfolio turnover	8%		20%	8%	8%	30%	19%

See notes to financial statements.

MONY SERIES FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period is as follows:

	Money Market Portfolio
			Years Ended December 31,
	(Unaudited) Six Months Ended June 30, 2002		2001	2000	1999	1998	1997

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:

Net investment income (loss)	$0.01		$0.04	0.06	0.05	0.05	0.05

Total from investment operations	0.01		0.04	0.06	0.05	0.05	0.05

Dividends from net investment income	(0.01)		(0.04)	(0.06)	(0.05)	(0.05)	(0.05)

Total distributions	(0.01)		(0.04)	(0.06)	(0.05)	(0.05)	(0.05)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.76	%(d)	3.80%	6.11%	4.98%	5.25%	5.27%

Net assets, end of period (000)	$319,354		$314,937	$268,299	$336,532	$349,421	$158,286

Ratio of expenses (excluding expense reimbursements\reductions) to average net assets	0.52	%(c)	0.51%	0.47%	0.44%	0.45%	0.46%

Ratio of expenses to average net assets	0.50	%(c)	0.50%	0.47%	0.44%	0.45%	0.45%

Ratio of net investment income (loss) (excluding expense reimbursements\ reductions) to average net assets	1.51	%(c)	3.64%	5.93%	4.84%	5.08%	5.11%

Ratio of net investment income (loss) to average net assets	1.52	%(c)	3.65%	5.93%	4.84%	5.09%	5.11%

(a)	Based on average shares outstanding.
(b)	Less than $0.01 per share.
(c)	Annualized.
(d)	Not annualized.

See notes to financial statements.

MONY SERIES FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2002 (Unaudited)

1.  Organization and Business

The MONY Series Fund, Inc. (the “Fund”), a Maryland corporation organized on December 14, 1984, is composed of seven separate investment funds or portfolios as follows: Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified, Government Securities, and Money Market. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the assets of that portfolio and will have no interest in the assets of any other portfolio. Each portfolio bears its own expenses and also its proportionate share of the general expenses of the Fund. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.

On June 20, 2002, the Board of Directors’ approved a tax-free exchange of shares of the Equity Growth and Diversified Portfolios into the Equity Income Portfolio. The effective date of this exchange has not been determined.

The Fund is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

2.  Significant Accounting Policies

Valuation of Investments — Common stocks traded on national securities exchanges are valued at the last sales price as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but have no current day sales and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service.

Short-term securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase and all securities held by the Money Market Portfolio are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis until maturity. All other securities, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors. As of  June 30, 2002, there were no such securities.

Repurchase Agreements — Each portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the portfolio’s holding period. Under each repurchase agreement, the portfolio receives, as collateral, securities whose market value (including interest) is at least equal to the repurchase price.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to shareholders.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial and tax purposes. Dividend income received and distributions paid to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Premiums and discounts are amortized daily for both financial and tax purposes.

Expenses — Each portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custody fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets.

MONY SERIES FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2002 (Unaudited)

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Dividends and Distributions — Dividends from net investment income (including realized gains and losses on portfolio securities) of the Money Market Portfolio are declared and reinvested each business day in additional full and fractional shares of the portfolio. Dividends from net investment income and net realized capital gains of the other portfolios will normally be declared and reinvested annually in additional full and fractional shares. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from generally accepted accounting principles.

3.  Investment Advisory Fees and Transactions with Affiliates

Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America (“Investment Adviser” or “MONY America”), a wholly-owned subsidiary of The MONY Life Insurance Company (“MONY”), the Investment Adviser provides investment advice and related services for each of the Fund’s portfolios, administers the overall day-to-day affairs of the Fund, bears all expenses associated with organizing the Fund, the initial registration of its securities, and the compensation of the directors and officers of the Fund who are affiliates of the Investment Adviser.

For these services, the Investment Adviser receives an investment advisory fee, payable monthly and computed at an annual rate of 0.50% of the first $400,000,000 of the average daily net assets of each of the Fund’s portfolios except the Money Market Portfolio, which is 0.40% of the first $400,000,000 of the average daily net assets; 0.35% of the next $400,000,000 of the average daily net assets of each of the Fund’s portfolios; and 0.30% of the average daily net assets of each of the Fund’s portfolios in excess of $800,000,000.

MONY America has contractually agreed to limit the portfolios’ expenses through April 30, 2003 to the following expense ratios: Equity Growth — 1.15%, Equity Income — 1.05%, Intermediate Term Bond Portfolio — 0.75%, Long Term Bond Portfolio — 0.75%, Diversified Portfolio — 1.15%, Government Securities Portfolio — 0.75%, and Money Market Portfolio — 0.50%

Enterprise Capital Management (“ECM”), a wholly-owned subsidiary of MONY, provides administrative services to the Fund. For its services ECM receives an administrative fee, payable monthly and computed at an annual rate equal to 0.03% of the Fund’s average daily net assets.

Aggregate directors’ fees incurred for non-affiliated directors of the Fund for the period ended June 30, 2002 amounted to $32,048.

4.  Capital Stock

The Fund has 2 billion authorized shares of capital stock with a par value of $0.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes or portfolios as follows: Equity Growth (150 million shares); Equity Income (150 million shares); Intermediate Term Bond (150 million shares); Long Term Bond (150 million shares); Diversified (150 million shares); Government Securities (150 million shares); and Money Market (750 million shares). The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

MONY SERIES FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2002 (Unaudited)

5.  Investment Transactions

For six months ended June 30, 2002 purchases and sales proceeds of investments, other than short-term investments, were as follows:

		Purchases	Sales

Equity Growth	Common Stock	$245,922	$331,106

Equity Income	Common Stock	2,347,130	2,812,311

Intermediate Term Bond	U.S. Government Obligations	4,008,203	1,500,000

	Corporate Bonds	8,976,540	—

Long Term Bond	U.S. Government Obligations	1,682,969	8,554,648

	Corporate Bonds	13,772,109	5,073,750

Diversified	U.S. Government Obligations	—	500,000

	Common Stock	172,371	253,122

Government Securities	U.S. Government	18,380,682	5,208,101

6.  Federal Tax Information

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures and options transactions, paydowns and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Any taxable gain remaining at fiscal year end is distributed in the following year.

The tax character of distributable earnings/(accumulated losses) as of December 31, 2001 was as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gain	Capital Loss Carryforward

Equity Growth	$9,491	—	$4,260	[1]

Equity Income	222,260	$1,175,376	—

Intermediate Term Bond	3,153,761	—	1,258,889	[2]

Long Term Bond	6,330,758	—	2,172,927	[3]

Diversified	33,965	202,918	—

Government Securities	3,002,432	—	213,072	[4]

[1]	Expires in 2009
[2]	Expires in 2001-2009
[3]	Expires in 2007-2008
[4]	Expires in 2008

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2002, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Equity Growth	$1,309,367	$64,130	$(214,485)	$(150,355)

Equity Income	10,271,903	1,253,263	(662,814)	590,449

Intermediate Term Bond	80,073,139	2,998,864	(362,338)	2,636,526

Long Term Bond	132,893,146	3,870,396	(3,000,803)	869,593

Diversified	994,414	36,041	(149,898)	(113,857)

Government Securities	102,965,346	2,058,909	(25,802)	2,033,107

Investment Adviser
MONY Life Insurance Company of America
1740 Broadway
New York, New York 10019

Principal Underwriter and Distributor
MONY Securities Corporation
1740 Broadway
New York, New York 10019

Custodian and Transfer Agent
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

Independent Accountants
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, Pennsylvania 19103

This report is authorized for distribution only to shareholders and to others who have received a copy of this Fund’s prospectus.

DIRECTORS AND OFFICERS

NAME, AGE AND ADDRESS	POSITIONS HELD	LEngth of SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Joel Davis (68) Westport, CT	Director	17	President, Architectural Designs, Inc. Partner, Davis/Herschbein & Associates, LLC	7	—

Michael J. Drabb (68) Convent Station, NJ	Director	17	Retired Executive Vice President, O’Brien Asset Management	7	Mainstay VP Series Fund; NYL Settlement Corp.

Alan J. Hartnick (72) New York, NY	Director	7	Partner, Abelman, Frayne & Schwab, Attorneys-At-Law	7	—

Floyd L. Smith (70) Naples, FL	Director	17	Retired Vice Chairman and Chief Investment Officer, MONY	7	Empire Fidelity Investments Life Insurance Company

INTERESTED PARTIES:

Kenneth M. Levine (55) New York, NY	Chairman President, Director	10	Executive Vice President and Chief Investment Officer-The MONY Group, Inc. and MONY; Executive Vice President, MONY America	7	The MONY Group Inc. And various affiliates

Phillip G. Goff (38) Atlanta, GA	Controller	2	Senior Vice President and CFO, EFD; Vice President and CFO, ECM, EAT, and EGF	7	EGF-24 Funds; EAT-17 Portfolios; EGF plc 14 Portfolios

John C. Norton (56) New York, NY	Vice President, Compliance	5 mos.	Chief Compliance Officer-MONY Securities Corporation; 1996-2001 Assistant Vice President-Compliance, MONY	7	MONY Securities Corp.

David Weigel (55) New York, NY	Treasurer	10	Vice President and Treasurer of MONY and various affiliates	7	—

Arthur D. Woods (47) New York, NY	Secretary	1	Vice President, Chief Counsel-Operations, MONY; 1996-2000 Vice President and Counsel, Prudential Life Insurance Company of America	7	—

Footnotes:

EAT-Enterprise Accumulation Trust, Inc.	EGF plc-Enterprise Global Funds plc

ECM-Enterprise Capital Management, Inc.

EFD-Enterprise Fund Distributors, Inc.	MONY-The MONY Life Insurance Company

EGF-The Enterprise Group of Funds, Inc.	MONY America-MONY Life Insurance Company of America

The MONY Series Fund, Inc. Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-800-487-6669.